STATEMENT OF INVESTMENTS
BNY Mellon New York Tax Exempt Bond Fund, Inc.

August 31, 2022 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.0%
New York - 100.2%
Albany Capital Resource Corp., Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. D	4.00	11/1/2046	2,940,000		2,726,906
Brookhaven Local Development Corp., Revenue Bonds (Jefferson's Ferry Project) Ser. B	4.00	11/1/2045	1,480,000		1,356,178
Broome County Local Development Corp., Revenue Bonds, Refunding (Good Shepherd Village at Endwell Obligated Group)	4.00	7/1/2041	1,530,000		1,306,191
Broome County Local Development Corp., Revenue Bonds, Refunding (United Health Services Hospitals Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	4.00	4/1/2050	2,000,000		1,833,577
Build New York City Resource Corp., Revenue Bonds (NY Preparatory Charter School Project) Ser. A	4.00	6/15/2051	690,000		568,838
Build New York City Resource Corp., Revenue Bonds (NY Preparatory Charter School Project) Ser. A	4.00	6/15/2056	450,000		359,635
Build New York City Resource Corp., Revenue Bonds, Refunding (Q Student Residences Project) Ser. A	5.00	6/1/2038	1,000,000		1,029,183
Build New York City Resource Corp., Revenue Bonds, Refunding (Q Student Residences Project) Ser. A	5.00	6/1/2043	1,350,000		1,386,848
Dutchess County Local Development Corp., Revenue Bonds (Health Quest Systems Obligated Group) Ser. B	4.00	7/1/2041	3,000,000		2,688,984
Dutchess County Local Development Corp., Revenue Bonds (Health Quest Systems Obligated Group) Ser. B	5.00	7/1/2035	4,280,000		4,407,338
Dutchess County Local Development Corp., Revenue Bonds, Refunding (Nuvance Health Obligated Group) Ser. B	4.00	7/1/2049	2,750,000		2,403,465
Glen Cove Local Economic Assistance Corp., Revenue Bonds (Garvies Point Public Improvement Project) Ser. B	0.00	1/1/2045	18,600,000	[a]	4,861,553

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.0% (continued)
New York - 100.2% (continued)
Hempstead Town Local Development Corp., Revenue Bonds, Refunding (Molloy College Project)	5.00	7/1/2039	1,200,000	1,245,452
Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	2/15/2047	7,000,000	6,711,149
Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding, Ser. A	5.00	2/15/2039	3,000,000	3,201,111
Long Island Power Authority, Revenue Bonds	5.00	9/1/2047	3,000,000	3,217,091
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	4.00	9/1/2041	2,030,000	1,902,924
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	4.00	9/1/2037	2,150,000	2,156,332
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	4.00	9/1/2038	2,900,000	2,841,752
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2034	3,300,000	3,438,325
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2037	2,000,000	2,216,719
Long Island Power Authority, Revenue Bonds, Refunding, Ser. B	5.00	9/1/2036	6,000,000	6,478,057
Long Island Power Authority, Revenue Bonds, Refunding, Ser. B	5.00	9/1/2030	3,350,000	3,644,649
Long Island Power Authority, Revenue Bonds, Ser. B	5.00	9/1/2045	3,000,000	3,155,184
Metropolitan Transportation Authority, Revenue Bonds (Green Bond) Ser. A	5.00	11/15/2037	9,825,000	10,642,950
Metropolitan Transportation Authority, Revenue Bonds (Green Bond) Ser. A	5.00	11/15/2038	5,920,000	6,399,379
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. C1	5.00	11/15/2050	5,000,000	5,108,526
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2037	3,000,000	3,109,737
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C	5.00	11/15/2041	6,690,000	6,716,229
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C1	5.00	11/15/2035	2,500,000	2,589,816
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C1	5.00	11/15/2046	10,000,000	10,245,307

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.0% (continued)
New York - 100.2% (continued)
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. D1	5.00	11/1/2027	4,370,000	4,389,174
Metropolitan Transportation Authority, Revenue Bonds, Ser. B	5.25	11/15/2036	7,210,000	7,410,335
Metropolitan Transportation Authority, Revenue Bonds, Ser. D1	5.25	11/15/2044	5,000,000	5,129,666
Metropolitan Transportation Authority, Revenue Bonds, Ser. E	5.00	11/15/2043	11,760,000	11,872,945
Metropolitan Transportation Authority Hudson Rail Yards Trust, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2051	10,000,000	10,014,287
Monroe County Industrial Development Corp., Revenue Bonds (The Rochester General Hospital)	5.00	12/1/2046	2,500,000	2,541,784
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (Rochester Regional Health Obligated Group)	4.00	12/1/2046	1,000,000	856,133
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (University of Rochester Project) Ser. A	4.00	7/1/2050	5,000,000	4,669,777
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (University of Rochester Project) Ser. A	5.00	7/1/2035	800,000	868,784
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (University of Rochester Project) Ser. A	5.00	7/1/2037	1,000,000	1,082,320
New York City, GO, Refunding, Ser. A	5.00	8/1/2027	10,000,000	10,673,122
New York City, GO, Refunding, Ser. C	5.00	8/1/2034	10,885,000	11,400,721
New York City, GO, Refunding, Ser. C	5.00	8/1/2032	3,820,000	4,010,100
New York City, GO, Refunding, Ser. E	5.00	8/1/2032	13,000,000	14,005,436
New York City, GO, Ser. A1	5.00	8/1/2037	5,000,000	5,352,262
New York City, GO, Ser. AA1	4.00	8/1/2037	4,000,000	3,995,538
New York City, GO, Ser. C	4.00	8/1/2036	5,000,000	5,026,433
New York City, GO, Ser. C	4.00	8/1/2039	1,000,000	982,307
New York City, GO, Ser. D1	4.00	3/1/2041	5,700,000	5,563,489
New York City, GO, Ser. D1	5.50	5/1/2045	875,000	992,146
New York City, GO, Ser. D1	5.50	5/1/2044	1,000,000	1,135,833
New York City, GO, Ser. F1	4.00	3/1/2047	2,000,000	1,912,786
New York City, GO, Ser. F1	5.00	4/1/2035	3,500,000	3,804,465
New York City, GO, Ser. F1	5.00	4/1/2034	3,000,000	3,284,913

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.0% (continued)
New York - 100.2% (continued)
New York City Housing Development Corp., Revenue Bonds (Insured; Federal Housing Administration) Ser. F2	0.60	7/1/2025	1,500,000	[b]	1,387,356
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	1/1/2030	2,000,000		2,223,866
New York City Industrial Development Agency, Revenue Bonds, Refunding (Transportation Infrastructure Properties Obligated Group) Ser. A	5.00	7/1/2028	5,000,000		5,006,691
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	4.00	3/1/2031	2,500,000		2,650,494
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	4.00	3/1/2045	4,000,000		3,711,414
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2044	20,000,000		20,669,572
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2040	8,000,000		8,716,663
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. CC2	4.00	6/15/2041	5,500,000		5,382,630
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. HH	5.00	6/15/2039	5,000,000		5,250,817
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. DD	5.00	6/15/2047	4,000,000		4,231,999
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. DD1	4.00	6/15/2050	5,000,000		4,755,235
New York City Transitional Finance Authority, Revenue Bonds (Insured; State Aid Withholding) Ser. S1	5.00	7/15/2043	8,185,000		8,499,233

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.0% (continued)
New York - 100.2% (continued)
New York City Transitional Finance Authority, Revenue Bonds (Insured; State Aid Withholding) Ser. S2	5.00	7/15/2040	5,000,000		5,245,299
New York City Transitional Finance Authority, Revenue Bonds (Insured; State Aid Withholding) Ser. S3	5.00	7/15/2043	8,760,000		9,375,799
New York City Transitional Finance Authority, Revenue Bonds, Refunding	5.00	11/1/2039	10,000,000		10,841,535
New York City Transitional Finance Authority, Revenue Bonds, Ser. A1	5.00	8/1/2035	3,000,000		3,392,007
New York City Transitional Finance Authority, Revenue Bonds, Ser. A1	5.00	8/1/2030	11,665,000		12,161,276
New York City Transitional Finance Authority, Revenue Bonds, Ser. A2	5.00	8/1/2039	15,500,000		16,659,761
New York City Transitional Finance Authority, Revenue Bonds, Ser. A3	5.00	8/1/2040	9,545,000		10,234,567
New York City Transitional Finance Authority, Revenue Bonds, Ser. B1	4.00	11/1/2040	5,000,000		4,848,304
New York City Transitional Finance Authority, Revenue Bonds, Ser. B1	4.00	8/1/2048	5,000,000		4,705,136
New York City Transitional Finance Authority, Revenue Bonds, Ser. D1	5.00	2/1/2036	5,000,000		5,148,550
New York City Transitional Finance Authority, Revenue Bonds, Ser. D1	5.00	2/1/2033	5,210,000		5,370,651
New York City Transitional Finance Authority, Revenue Bonds, Ser. D-S	4.00	11/1/2039	3,585,000		3,499,561
New York Convention Center Development Corp., Revenue Bonds, Refunding	5.00	11/15/2040	3,250,000		3,368,492
New York Convention Center Development Corp., Revenue Bonds, Ser. A	0.00	11/15/2050	18,180,000	[a]	4,388,928
New York Convention Center Development Corp., Revenue Bonds, Ser. B	0.00	11/15/2046	7,220,000	[a]	2,030,442
New York Counties Tobacco Trust I, Revenue Bonds, Ser. A	6.50	6/1/2035	115,000		114,986
New York Liberty Development Corp., Revenue Bonds, Refunding (Bank of America Tower)	2.80	9/15/2069	3,000,000		2,698,122
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	10,000,000	[c]	9,673,716

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.0% (continued)
New York - 100.2% (continued)
New York Liberty Development Corp., Revenue Bonds, Refunding (Goldman Sachs Headquarters)	5.25	10/1/2035	5,650,000		6,321,346
New York Power Authority, Revenue Bonds, Refunding (Green Bond) Ser. A	4.00	11/15/2045	6,890,000		6,507,052
New York State Dormitory Authority, Revenue Bonds (Fordham University)	4.00	7/1/2046	1,500,000		1,378,062
New York State Dormitory Authority, Revenue Bonds (Memorial Sloan-Kettering Cancer Center) (Insured; National Public Finance Guarantee Corp.) Ser. 1	0.00	7/1/2028	18,335,000	[a]	15,729,696
New York State Dormitory Authority, Revenue Bonds (New York University) (Insured; National Public Finance Guarantee Corp.) Ser. A	5.75	7/1/2027	25,325,000		27,581,939
New York State Dormitory Authority, Revenue Bonds (Rochester Institute of Technology) Ser. A	5.00	7/1/2049	1,000,000		1,054,758
New York State Dormitory Authority, Revenue Bonds, Refunding (Garnet Health Medical Center Obligated Group)	5.00	12/1/2040	1,200,000	[c]	1,203,850
New York State Dormitory Authority, Revenue Bonds, Refunding (Garnet Health Medical Center Obligated Group)	5.00	12/1/2035	1,800,000	[c]	1,817,694
New York State Dormitory Authority, Revenue Bonds, Refunding (Icahn School of Medicine at Mount Sinai) Ser. A	5.00	7/1/2040	2,000,000		2,053,946
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	10/1/2036	575,000		582,110
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	10/1/2034	1,125,000		1,165,985
New York State Dormitory Authority, Revenue Bonds, Refunding (Memorial Sloan-Kettering Cancer Center) Ser. 1	5.00	7/1/2042	1,000,000		1,053,250

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.0% (continued)
New York - 100.2% (continued)
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	5.00	8/1/2033	2,000,000		2,044,431
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	5.00	8/1/2034	1,000,000		1,017,694
New York State Dormitory Authority, Revenue Bonds, Refunding (New York University) Ser. A	4.00	7/1/2046	8,130,000		7,664,716
New York State Dormitory Authority, Revenue Bonds, Refunding (New York University) Ser. A	5.00	7/1/2045	7,000,000		7,327,400
New York State Dormitory Authority, Revenue Bonds, Refunding (St. John's University) Ser. A	4.00	7/1/2048	2,775,000		2,519,138
New York State Dormitory Authority, Revenue Bonds, Refunding (St. John's University) Ser. A	5.00	7/1/2030	1,250,000		1,350,094
New York State Dormitory Authority, Revenue Bonds, Refunding (The New School Project) Ser. A	5.00	7/1/2036	2,000,000		2,074,431
New York State Dormitory Authority, Revenue Bonds, Refunding (The New School)	5.00	7/1/2040	5,200,000		5,316,485
New York State Dormitory Authority, Revenue Bonds, Refunding (The New School)	5.00	7/1/2025	390,000	[d]	416,965
New York State Dormitory Authority, Revenue Bonds, Refunding (The New School) Ser. A	5.00	7/1/2040	1,000,000		1,062,933
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2043	2,700,000		2,773,113
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2041	1,200,000		1,257,606
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	3/15/2037	10,000,000		10,864,202
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	4.00	7/1/2037	986,000		982,427

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.0% (continued)
New York - 100.2% (continued)
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	4.00	7/1/2036	1,964,000	1,987,381
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. D	4.00	2/15/2038	4,500,000	4,422,675
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. E	5.00	3/15/2036	7,000,000	7,776,856
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2044	7,000,000	7,195,244
New York State Dormitory Authority, Revenue Bonds, Ser. F	5.00	2/15/2039	3,840,000	3,996,089
New York State Environmental Facilities Corp., Revenue Bonds (State Revolving Fund)	5.00	11/15/2031	5,000,000	5,207,520
New York State Environmental Facilities Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/15/2041	15,000,000	16,141,332
New York State Mortgage Agency, Revenue Bonds, Ser. 223	3.50	4/1/2049	1,670,000	1,665,698
New York State Thruway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	1/1/2050	3,000,000	2,828,888
New York State Thruway Authority, Revenue Bonds, Ser. A	5.00	1/1/2041	2,500,000	2,628,070
New York State Urban Development Corp., Revenue Bonds (State of New York Personal Income Tax) Ser. A	5.00	3/15/2037	4,000,000	4,376,428
New York Transportation Development Corp., Revenue Bonds	4.00	10/31/2046	2,500,000	2,179,758
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines Inc.)	5.00	1/1/2032	4,000,000	4,139,594
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines Inc.)	5.00	1/1/2024	3,000,000	3,063,480
New York Transportation Development Corp., Revenue Bonds (JFK International Air Terminal LLC)	5.00	12/1/2041	3,000,000	3,113,242
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.25	1/1/2050	12,500,000	12,851,877

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.0% (continued)
New York - 100.2% (continued)
New York Transportation Development Corp., Revenue Bonds, Refunding (American Airlines)	3.00	8/1/2031	2,580,000		2,407,654
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal)	4.00	12/1/2040	2,500,000		2,339,230
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal)	4.00	12/1/2042	1,500,000		1,372,481
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal) Ser. A	5.00	12/1/2032	1,550,000		1,655,037
New York Transportation Development Corp., Revenue Bonds, Refunding (Terminal One Group Association Project)	5.00	1/1/2023	2,250,000		2,262,656
Niagara Area Development Corp., Revenue Bonds, Refunding (Covanta Holding Project) Ser. A	4.75	11/1/2042	3,000,000	[c]	2,897,825
Oneida County Local Development Corp., Revenue Bonds (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	12/1/2051	3,000,000		2,681,212
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	4.00	12/1/2049	3,500,000		3,336,222
Onondaga Civic Development Corp., Revenue Bonds, Refunding (Syracuse University Project) Ser. A	5.00	12/1/2034	5,050,000		5,710,414
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 195th	5.00	10/1/2035	5,000,000		5,219,571
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 211th	5.00	9/1/2048	3,000,000		3,164,649
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 222	4.00	7/15/2037	1,000,000		997,041
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 222	4.00	7/15/2036	1,000,000		1,004,197

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.0% (continued)
New York - 100.2% (continued)
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 223	4.00	7/15/2036	1,255,000		1,235,652
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 183rd	5.00	12/15/2026	3,000,000		3,132,945
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 185th	5.00	9/1/2032	4,100,000		4,231,515
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 218	4.00	11/1/2047	5,000,000		4,509,501
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 93rd	6.13	6/1/2094	15,000,000		15,708,873
Schenectady County Capital Resource Corp., Revenue Bonds, Refunding (Union College Project)	5.25	7/1/2052	700,000		753,792
Suffolk County Economic Development Corp., Revenue Bonds (Catholic Health Services of Long Island Obligated Group Project) Ser. C	5.00	7/1/2031	2,370,000		2,428,860
Suffolk Tobacco Asset Securitization Corp., Revenue Bonds, Refunding	4.00	6/1/2050	3,000,000		2,714,946
Tender Option Bond Trust Receipts (Series 2016-XM0376), (New York State Environmental Facilities Corporation, Revenue Bonds, Refunding (New York City Municipal Water Finance Authority Projects)) Non-recourse, Underlying Coupon Rate (%) 5.00	6.40	6/15/2031	5,000,000	[c,e,f]	5,099,260
Tender Option Bond Trust Receipts (Series 2016-XM0376-2), (New York State Environmental Facilities Corporation, Revenue Bonds, Refunding (New York City Municipal Water Finance Authority Projects)) Non-recourse, Underlying Coupon Rate (%) 5.00	6.40	6/15/2032	5,000,000	[c,e,f]	5,098,818
Tender Option Bond Trust Receipts (Series 2016-XM0381), (New York State Dormitory Authority, Revenue Bonds (General Purpose)) Non-recourse, Underlying Coupon Rate (%) 5.00	6.40	2/15/2035	16,000,000	[c,e,f]	16,197,547

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.0% (continued)
New York - 100.2% (continued)
Tender Option Bond Trust Receipts (Series 2016-XM0383), (New York City Municipal Water Finance Authority, Revenue Bonds, Refunding) Non-recourse, Underlying Coupon Rate (%) 5.00	6.39	6/15/2035	9,435,000	[c,e,f]	9,615,378
The Genesee County Funding Corp., Revenue Bonds, Refunding (Rochester Regional Health Obligated Group) Ser. A	5.25	12/1/2052	2,500,000		2,571,016
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A	4.00	5/15/2051	3,000,000		2,813,251
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. C	5.00	11/15/2037	10,000,000		10,835,933
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. C2	5.00	11/15/2042	3,000,000		3,244,478
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	5.00	11/15/2049	2,000,000		2,126,684
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	5.25	5/15/2057	5,000,000		5,491,284
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. C1A	4.00	5/15/2046	2,500,000		2,367,411
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. C3	3.00	5/15/2051	10,500,000		7,957,522
TSASC Inc., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2041	15,500,000		16,073,953
TSASC Inc., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	5,000,000		5,273,488
TSASC Inc., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2045	4,880,000		4,814,362
Utility Debt Securitization Authority, Revenue Bonds, Refunding	5.00	12/15/2041	7,000,000		7,631,260
Utility Debt Securitization Authority, Revenue Bonds, Refunding	5.00	12/15/2035	17,000,000		18,045,004
Utility Debt Securitization Authority, Revenue Bonds, Refunding, Ser. TE	5.00	12/15/2041	5,000,000		5,140,765
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2042	450,000		472,878

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.0% (continued)
New York - 100.2% (continued)
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2034	200,000	211,891
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2028	280,000	298,998
Westchester County Local Development Corp., Revenue Bonds, Refunding (Purchase Senior Learning Community Obligated Group)	5.00	7/1/2046	5,000,000	[c] 4,307,686
Westchester Tobacco Asset Securitization Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2041	8,010,000	8,352,728
Western Nassau County Water Authority, Revenue Bonds (Green Bond) Ser. A	4.00	4/1/2051	1,500,000	1,431,241
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	5.00	10/15/2054	465,000	442,182
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	5.00	10/15/2049	640,000	616,066
				830,158,055
U.S. Related - .8%
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. CC	5.25	7/1/2033	6,595,000	6,712,570
Total Investments (cost $871,416,401)			101.0%	836,870,625
Liabilities, Less Cash and Receivables			(1.0%)	(8,154,781)
Net Assets			100.0%	828,715,844

GO—General Obligation

a Security issued with a zero coupon. Income is recognized through the accretion of discount.

b These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2022, these securities were valued at $55,911,774 or 6.75% of net assets.

d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

e The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

f Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.

STATEMENT OF INVESTMENTS
BNY Mellon New York Tax Exempt Bond Fund, Inc.

August 31, 2022 (Unaudited)

The following is a summary of the inputs used as of August 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	-	836,870,625	-	836,870,625
Liabilities ($)
Other Financial Instruments:
Floating Rate Notes††	-	(17,715,000)	-	(17,715,000)

† See Statement of Investments for additional detailed categorizations, if any.

†† Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity

Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At August 31, 2022, accumulated net unrealized depreciation on investments was $34,545,776, consisting of $8,077,857 gross unrealized appreciation and $42,623,633 gross unrealized depreciation.

At August 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.